Note Payable - Line of Credit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Note Payable - Line of Credit (Details) [Line Items]
Borrowing amount	$ 3,500,000	$ 1,650,000	$ 2,150,000
Line bears interest	2.75%	2.75%
Interest rate	4.20%	4.20%	4.55%
Bank Of America [Member]
Note Payable - Line of Credit (Details) [Line Items]
Line of credit	$ 3,500,000	$ 2,500,000